Description of the Business and Summary of Significant Accounting Policies - Minimum Guarantees (Details) - Payment guarantee - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2016
Guarantor Obligations [Line Items]
License agreements, guaranteed obligations, term	4 years	6 years
Other commitment	$ 160.3	$ 173.7
Other commitment, due within the next year	41.8	33.3
Other commitment, due within two years	35.1
Other commitment, due within three years	28.6
Other commitment, due within four years	28.3
Other commitment, due within five years	26.5
Other commitment, noncurrent	$ 118.5	$ 140.4
Subsequent event
Guarantor Obligations [Line Items]
Other commitment			$ 88.0